Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Changes in non-cash working capital items

	Year Ended December 31
	2018	2017
Trade and other receivables	$1,280	$(673)
Trade and other payables	113,572	31,569
Non-cash working capital acquired (note 4)	(46,773)	(4,357)
	$68,079	$26,539
Changes in non-cash working capital related to:
Operating activities	$39,448	$(8,962)
Investing activities	32,435	33,683
Foreign currency translation on non-cash working capital	(3,804)	1,818
	$68,079	$26,539

Onerous contracts

	December 31, 2018	December 31, 2017
Balance, beginning of year	$368,995	$331,517
Liabilities incurred	12,537	5,825
Liabilities settled	(14,035)	(13,471)
Liabilities assumed from corporate acquisition (note 4)	39,960	—
Liabilities acquired from property acquisitions	132	22,264
Liabilities divested	(580)	(19,940)
Accretion (note 17)	10,914	8,682
Change in estimate(1)	33,453	(24,028)
Changes in discount rates and inflation rates(2)	192,672	61,011
Foreign currency translation	2,850	(2,865)
Balance, end of year	$646,898	$368,995

(1)	Changes in the estimated costs, the timing of abandonment and reclamation and the status of wells are factors resulting in a change in estimate.

(2)
Change in discount rates and inflation rates includes $136.8 million to revalue the liabilities acquired in the Raging River acquisition (note 4) using the risk-free discount rate. At the date of acquisition, acquired asset retirement obligation liabilities are fair valued using a market discount rate.

Onerous contracts result from unfavorable leases in which the unavoidable costs of meeting the obligations under the contracts exceed the economic benefits expected to be received.

	Year Ended December 31
	2018	2017
Balance, beginning of year	$2,574	$9,504
Liabilities settled	(588)	(6,746)
Foreign currency translation	—	(184)
Balance, end of year	$1,986	$2,574

Employee compensation costs
The following table details the amount of total employee compensation costs included in the operating expense and general and administrative expense.

	Year Ended December 31
	2018	2017
Operating	$12,140	$13,424
General and administrative	34,963	36,086
Total employee compensation costs	$47,103	$49,510